INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	$ 0.0	$ 0.0
Deferred income tax liabilities (net)	(0.7)	(22.6)
Net deferred income tax liabilities	(0.7)	(22.6)	$ (61.2)
Deductible temporary differences for which no deferred tax asset is recognised	1,826.4	1,874.9
Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	577.7	344.5
Deferred income tax liabilities (net)	(578.4)	(367.1)
Non-capital losses
Deferred tax assets and liabilities [abstract]
Deferred income tax assets		0.0	210.4
Deductible temporary differences for which no deferred tax asset is recognised	1,099.1	1,186.5
Exploration and evaluation assets
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	442.4	307.7	0.0
Deductible temporary differences for which no deferred tax asset is recognised	338.6	380.8
Exploration and evaluation assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	442.4	307.7
Asset retirement obligations
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	0.0	2.5	1.7
Deductible temporary differences for which no deferred tax asset is recognised	265.3	213.3
Asset retirement obligations | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	0.0	2.5
Repurchase Agreements
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	91.5	0.0
Repurchase Agreements | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	91.5	0.0
Other assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	43.8	34.3
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities (net)	(572.8)	(355.3)	(281.0)
Property, plant and equipment | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities (net)	(572.8)	(355.3)
Other liabilities
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities (net)		(11.5)	(21.7)
Other liabilities | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities (net)	(5.6)	(11.8)
Net capital losses
Deferred tax assets and liabilities [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	104.4	66.2
Mining duties
Deferred tax assets and liabilities [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	18.9	15.1
Other deductible temporary differences
Deferred tax assets and liabilities [abstract]
Deferred income tax assets		37.4	$ 37.2
Deductible temporary differences for which no deferred tax asset is recognised	$ 0.1	$ 13.0